Acquisitions (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of detailed information about business combination [line items]
Preliminary Assessment of Fair Values of Assets and Liabilities

€m
Balance as of January 1, 2018	73.8
Recognized through business combinations	5.9
Balance at September 30, 2018	79.7

Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Preliminary Assessment of Fair Values of Assets and Liabilities
The preliminary assessment of the fair values of assets and liabilities of Birds Eye Pizza Limited at the date of acquisition and the consideration paid was as follows:

April 21, 2018
€m
Assets:
Intangible assets	158.0
Property, plant and equipment	33.2
Current assets	7.5
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	30.9
Deferred tax liabilities	22.6
Total liabilities	53.5

Total identifiable net assets acquired	156.8

Total purchase consideration	239.0

Total identifiable net assets acquired	(156.8)

Goodwill	82.2

Aunt Bessie's [Member] [Member]
Disclosure of detailed information about business combination [line items]
Preliminary Assessment of Fair Values of Assets and Liabilities
The preliminary assessment of the fair values of assets and liabilities of Aunt Bessie's at the date of acquisition and the consideration paid was as follows:

July 2, 2018
€m
Assets:
Intangible assets	204.2
Property, plant and equipment	24.2
Current assets	19.5
Inventories	13.2
Total assets	261.1

Liabilities:
Current liabilities	18.8
Deferred tax liabilities	36.8
Total liabilities	55.6

Total identifiable net assets acquired	205.5

Total purchase consideration	235.9

Total identifiable net assets acquired	(205.5)

Goodwill	30.4